TCW High Yield Bond Fund
TCW High Yield Bond Fund
Investment Objective
The Fund’s investment objective is to seek to maximize income and achieve above average total return consistent with reasonable risk over a full market cycle.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees TCW High Yield Bond Fund (USD $)	Class I	Class N
Shareholder Fees (Fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses TCW High Yield Bond Fund		Class I	Class N
Management fees		0.45%	0.45%
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses		0.49%	0.58%
Total fund operating expenses		0.94%	1.28%
Fee Waiver and/or Expense Reimbursement	[1]	0.39%	0.48%
Net Expenses	[1]	0.55%	0.80%
[1]	The Fund's investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund's total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to and 0.55% of average daily net assets with respect to Class I shares and 0.80% of average daily net assets with respect to Class N shares. This contractual fee waiver/expense reimbursement is for the period March 1, 2014 through February 28, 2015. At the conclusion of this period, the Fund's investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example TCW High Yield Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I	56	261	483	1,120
Class N	82	359	657	1,504

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 114.95% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in high yield/below investment grade bonds, commonly known as “junk bonds”. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may invest up to 20% of its net assets in equity securities (including common stock and convertible and non-convertible preferred stocks) and bank loans of companies in the high yield universe. Portfolio holdings are diversified by industry and issuer in an attempt to reduce the impact of negative events for an industry or issuer.

The Fund may invest, without limitation, in derivative instruments such as options, futures and swap agreements. The Fund may also purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

In selecting the Fund’s investments, the portfolio managers look for companies that have:
  strong credit profiles
  favorable industry fundamentals
  good management teams
  stable cash flows
  attractive yields for a given level of risk
Portfolio securities may be sold when the Fund’s portfolio managers conclude the issuer has experienced a material deterioration of the above listed factors, the security reaches its targeted price, the portfolio managers determine to take advantage of a better investment opportunity or the portfolio is rebalanced for diversification purposes.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:
  interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund’s yield.
  credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.
  junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.
  price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.
  prepayment risk of mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.
  extension risk of mortgage-backed securities: the risk that in times of rising interest rates mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.
  frequent trading risk: the risk that frequent trading will lead to increased portfolio turnover and higher transaction costs, which may detract from the Fund’s performance, and may produce capital gains, which are taxable to shareholders when distributed.
  asset-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests such as non-payment of loans, will result in a reduction in the value of the security.
  derivatives risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested.
  leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.
  counterparty risk: the risk that the other party to a contract, such as a swap agreement, will not fulfill its contractual obligations.
  issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
  liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.
  market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.
  securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.
  portfolio management risk: the risk that an investment strategy may fail to produce the intended results.
  globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.
  foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.
  equity risk: the risk that stocks and other equity securities generally fluctuate more than bonds and may decline over short or extended periods based on changes in a company’s financial condition and in overall market, economic or political considerations.
  defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.
Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.
Calendar Year Total Returns For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	18.86%	(quarter ended 6/30/2009)
Lowest	-17.69%	(quarter ended 12/31/2008)

Average Annual Total Returns (For the period ended December 31, 2013)
Average Annual Total Returns TCW High Yield Bond Fund		1 Year	5 Years	10 Years
Class I		5.49%	15.62%	6.53%
Class I After taxes on distributions		2.94%	12.59%	3.67%
Class I After taxes on distributions and sale of fund shares		3.07%	11.23%	3.88%
Class N		5.16%	15.43%	6.27%
Citigroup High Yield Cash Pay Custom Index (reflects no deduction for fees, expenses or taxes)	[1]	7.08%	17.66%	8.03%
[1]	The Citigroup High Yield Cash Pay Custom Index is a blend of the Citigroup High Yield Cash Pay Index and Citigroup High Yield Cash Pay Capped Index. The Citigroup High Yield Cash Pay Index is composed of those cash-pay securities included in the Citigroup US High Yield Market Index with remaining maturities of at least one year. The Citigroup High Yield Market Index captures the performance of below investment-grade debt issued by corporations domiciled in the United States or Canada and includes cash-pay and deferred interest securities that are publicly placed, have a fixed coupon and are non-convertible. The Citigroup High Yield Cash Pay Capped Index includes only cash-pay bonds with remaining maturities of at least one year and a minimum amount outstanding of $100 million and a cap on the prior amount of each issuer in the Index at $5 billion.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).